COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2017
	RMB’000	US$’000

2018	20,458	3,144
2019	19,309	2,968

	39,767	6,112